Loss per Share	12 Months Ended
Jun. 30, 2018
Loss Per Share
Loss per Share

Note 6.	Loss per Share

	30 June 2018	30 June 2017	30 June 2016
	AUD$	AUD$	AUD$

Basic/Diluted loss per share (in cents)	2.300	6.400	9.248

a) Net loss used in the calculation of basic and diluted loss per share	3,010,929	6,804,154	7,068,767

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	133,660,556	105,866,110	76,435,993	*

*	This amount includes 182,169 of weighted average shares for ordinary shares in relation to the A$4,511,378 received in capital raising that was not issued as of 30 June 2016.

The Company is currently in a loss making position and thus the impact of potential issuance of shares is concluded as anti-dilutive which includes the Company’s options and warrants and convertible notes payable. Treasury shares are excluded from the calculation of weighted average number of ordinary shares.